                                        OPPENHEIMER ENTERPRISE FUND
                                   Supplement dated June 21, 2004 to the
                                     Prospectus dated October 23, 2003

The Prospectus is changed as follows:

1. The Prospectus  supplement dated February 13, 2004 is deleted and replaced by this supplement.

2. The  paragraph  captioned  "Portfolio  Manager"  on page 12 is deleted in its entirety and replaced with the following:

Effective June 21, 2004, the Fund's portfolio manager is Alan Gilston. He is the person  primarily  responsible  for  the  day-to-day  management  of the  Fund's portfolio.  Mr. Gilston is a Vice-President of the Manager and has been employed by the Manager since September  1997.  Prior to joining the Manager in September
1997, he was a portfolio  manager for Schroder Capital  Management  International from August 1987 to  September  1997 and a technology  analyst at Schroder  from
September  1984 to  August  1987.  From  July  1981  to  August  1984,  he was a
technology analyst at the Dreyfus Corporation.

3. The second paragraph of the bullet point entitled  "Investing for the Shorter
Term" under the section  entitled  "WHICH CLASS OF SHARES SHOULD YOU CHOOSE?" on page 16 is deleted in its entirety and replaced with the following:

"The Distributor normally will not accept purchase orders of $250,000 or more of
Class B shares or $1 million or more of Class C shares from a single investor."

June 21, 2004                                                PS0885.031

                                 OPPENHEIMER ENTERPRISE FUND
                              Supplement dated June 21, 2004 to the
                 Statement of Additional Information dated October 23, 2003

The Statement of Additional Information is changed as follows:

1. The  supplement  dated  February  13,  2004 is deleted  and  replaced by this supplement.

2. The  biographical  information  for Mr.  Turner on page 27 is  deleted in its entirety and replaced with the following:

Alan Gilston,  Vice  President and Portfolio  Manager since June 2004,  Age: 46;
Vice President of the Manager (since  September 1997); an officer of 1 portfolio in the  OppenheimerFunds  complex;  formerly a portfolio  manager (August 1987 -
September  1997) and a  technology  analyst  (September  1984 - August  1987) at
Schroder Capital Management  International;  a technology analyst at the Dreyfus
Corporation (July 1981 - August 1984).

3. The first sentence of the third paragraph under the section entitled "Classes of  Shares"  on page  51 is  deleted  in its  entirety  and  replaced  with  the following:

"The Distributor normally will not accept purchase orders of $250,000 or more of
Class B shares or $1 million or more of Class C shares from a single investor."

June 21, 2004                                                 PX0885.012